   As filed with the Securities and Exchange Commission on June 1, 2020

Securities Act File No. 333-59745

Investment Company Act File No. 811-08895

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________

FORM N-1A

	Registration Statement Under The Securities Act Of 1933		☒

	Pre-Effective Amendment No.		☐
	Post-Effective Amendment No. 115		☒
and/or
	Registration Statement Under The Investment Company Act Of 1940		☒

	Amendment No. 116		☒
(Check appropriate box or boxes)
VOYA FUNDS TRUST
(Exact Name of Registrant Specified in Charter)
7337 E. Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258
(Address of Principal Executive Offices)
Registrant's Telephone Number, Including Area Code: (800) 992-0180
	Huey P. Falgout, Jr.	With copies to:
	Voya Investments, LLC	Elizabeth J. Reza
	7337 E. Doubletree Ranch Road, Suite 100	Ropes & Gray LLP
	Scottsdale, AZ 85258	Prudential Tower
	(Name and Address of Agent for Service)	800 Boylston Street
Boston, MA 02199-3600
________________________
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box):
☒	Immediately upon filing pursuant to paragraph (b) ☐	on (date), pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1) ☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2) ☐	on (date), pursuant to paragraph (a)(2)
of Rule 485

If appropriate, check the following box:

☐This post-effective amendment designated a new effective date for a previously filed post-effective amendment. Title of Securities Being Registered: Shares of beneficial interest with a par value $0.001.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and it has duly caused this Post-Effective Amendment No. 115 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 1st day of June, 2020.

VOYA FUNDS TRUST

By: /s/ Paul A. Caldarelli

Paul A. Caldarelli

Assistant Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Michael Bell*	Chief Executive Officer	June 1, 2020

Todd Modic*	Senior Vice President and	June 1, 2020
Chief/Principal Financial Officer

Dina Santoro*	Interested Trustee and President	June 1, 2020

Colleen D. Baldwin*	Trustee	June 1, 2020

John V. Boyer*	Trustee	June 1, 2020

Patricia W. Chadwick*	Trustee	June 1, 2020

Martin J. Gavin*	Trustee	June 1, 2020

Joseph E. Obermeyer*	Trustee	June 1, 2020

Sheryl K. Pressler*	Trustee	June 1, 2020

Christopher P. Sullivan*	Trustee	June 1, 2020
* By: /s/ Paul A. Caldarelli
__________________________________________

Paul A. Caldarelli Attorney-in-fact **

**Powers of Attorney for Michael Bell, Todd Modic, Dina Santoro, and each Trustee were filed as attachments to Post-Effective Amendment No. 112 to the Registrant's Form N-1A Registration Statement on March 20, 2020 and are incorporated herein.

EXHIBIT INDEX
Voya Funds Trust

Exhibit Number	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase